Net debt (Tables)	12 Months Ended
Jun. 30, 2018
Summary of Net Debt Balance and Gearing Ratio

The Group monitors capital using the net debt balance and the gearing ratio, being the ratio of net debt to net debt plus net assets.

	2018		2017
US$M	Current	Non-current	Current	Non-current
Interest bearing liabilities
Bank loans	308	2,247	192	2,089
Notes and debentures	2,228	21,070	771	26,270
Finance leases	77	725	82	815
Bank overdraft and short-term borrowings	58	–	45	–
Other	65	27	151	59

Total interest bearing liabilities	2,736	24,069	1,241	29,233

Less cash and cash equivalents
Cash	1,065	–	882	–
Short-term deposits	14,806	–	13,271	–

Total cash and cash equivalents	15,871	–	14,153	–

Net debt		10,934		16,321

Net assets		60,670		62,726

Gearing		15.3%		20.6%

Summary of Cash and Cash Equivalents, Net of Overdrafts

Cash and short-term deposits are disclosed in the cash flow statement net of bank overdrafts and interest bearing liabilities at call.

	2018	2017	2016
	US$M	US$M	US$M
Total cash and cash equivalents	15,871	14,153	10,319
Bank overdrafts and short-term borrowing	(58)	(45)	(43)

Total cash and cash equivalents, net of overdrafts	15,813	14,108	10,276

Summary of Maturity Profile of Financial Liabilities Based on the Contractual Amounts

The maturity profile of the Group’s financial liabilities based on the contractual amounts, taking into account the derivatives related to debt, is as follows:

2018 US$M	Bank loans, debentures and other loans	Expected future interest payments	Derivatives related to net debt	Other derivatives	Obligations under finance leases	Trade and other payables	Total
Due for payment:
In one year or less or on demand	2,647	682	302	17	127	5,788	9,563
In more than one year but not more than two years	1,545	957	188	1	113	3	2,807
In more than two years but not more than five years	8,019	2,203	823	–	335	–	11,380
In more than five years	13,287	5,519	1,191	–	590	–	20,587

Total	25,498	9,361	2,504	18	1,165	5,791	44,337

Carrying amount	26,003	–	1,213	18	802	5,791	33,827

2017 US$M	Bank loans, debentures and other loans	Expected future interest payments	Derivatives related to net debt	Other derivatives	Obligations under finance leases	Trade and other payables	Total
Due for payment:
In one year or less or on demand	1,157	686	267	144	135	5,417	7,806
In more than one year but not more than two years	2,471	1,022	245	4	132	5	3,879
In more than two years but not more than five years	8,279	2,611	503	7	343	–	11,743
In more than five years	16,706	6,248	1,975	–	705	–	25,634

Total	28,613	10,567	2,990	155	1,315	5,422	49,062

Carrying amount	29,577	–	1,345	155	897	5,422	37,396

Currency risk [member]
Summary of Interest Bearing Liabilities and Cash and Cash Equivalents Denominated by Currency

Interest bearing liabilities and cash and cash equivalents include balances denominated in the following currencies:

	Interest bearing liabilities		Cash and cash equivalents
	2018	2017	2018	2017
	US$M	US$M	US$M	US$M
USD	12,981	14,035	7,024	7,980
EUR	9,070	10,324	5,845	4,663
GBP	3,104	3,520	1,560	1,318
AUD	1,077	1,987	9	9
CAD	573	608	1,301	77
Other	–	–	132	106

Total	26,805	30,474	15,871	14,153